Oil and Natural Gas Properties - Schedule of Oil and Natural Gas Properties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Oil and Natural Gas Properties [Abstract]
Evaluated oil and natural gas properties – cost		$ 6,933,071	$ 6,368,179
Accumulated depletion and impairment	$ (6,450,162)	(6,142,978)	(5,426,488)
Oil and natural gas properties, net	$ 482,909	$ 790,093	$ 941,691